Schedules of Investments (unaudited)
December 31, 2024
 ClearBridge Dividend Strategy ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.5%
Communication Services — 8.4%
Entertainment — 0.9%
Walt Disney Co.	3,948	$439,610
Interactive Media & Services — 2.1%
Alphabet Inc., Class A Shares	5,580	1,056,294
Media — 2.7%
Comcast Corp., Class A Shares	36,392	1,365,792
Wireless Telecommunication Services — 2.7%
T-Mobile US Inc.	6,325	1,396,117

Total Communication Services		4,257,813
Consumer Discretionary — 3.2%
Automobiles — 0.6%
General Motors Co.	6,016	320,472
Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	6,017	549,051
Specialty Retail — 1.5%
Home Depot Inc.	1,935	752,696

Total Consumer Discretionary		1,622,219
Consumer Staples — 10.3%
Beverages — 1.9%
Coca-Cola Co.	15,259	950,025
Food Products — 3.4%
Nestle SA, ADR	20,961	1,712,514
Household Products — 1.5%
Procter & Gamble Co.	4,561	764,652
Personal Care Products — 3.5%
Haleon PLC, ADR	95,254	908,723
Unilever PLC, ADR	15,840	898,128
Total Personal Care Products		1,806,851

Total Consumer Staples		5,234,042
Energy — 8.1%
Oil, Gas & Consumable Fuels — 8.1%
EQT Corp.	16,906	779,536
Kinder Morgan Inc.	46,775	1,281,635
Williams Cos. Inc.	37,738	2,042,380

Total Energy		4,103,551
Financials — 17.4%
Banks — 4.7%
JPMorgan Chase & Co.	7,278	1,744,610
PNC Financial Services Group Inc.	3,320	640,262
Total Banks		2,384,872
Consumer Finance — 2.0%
Capital One Financial Corp.	5,915	1,054,763
Financial Services — 5.3%
Apollo Global Management Inc.	7,377	1,218,385
Visa Inc., Class A Shares	4,698	1,484,756
Total Financial Services		2,703,141
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 ClearBridge Dividend Strategy ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 5.4%
American International Group Inc.	5,046	$367,349
MetLife Inc.	12,534	1,026,284
Travelers Cos. Inc.	5,561	1,339,589
Total Insurance		2,733,222

Total Financials		8,875,998
Health Care — 9.5%
Biotechnology — 0.8%
Gilead Sciences Inc.	4,584	423,424
Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	6,926	1,571,301
Health Care Providers & Services — 1.4%
UnitedHealth Group Inc.	1,424	720,345
Pharmaceuticals — 4.2%
AstraZeneca PLC, ADR	10,053	658,673
Johnson & Johnson	4,284	619,552
Merck & Co. Inc.	8,421	837,721
Total Pharmaceuticals		2,115,946

Total Health Care		4,831,016
Industrials — 5.1%
Commercial Services & Supplies — 1.5%
Waste Management Inc.	3,704	747,430
Ground Transportation — 2.0%
Union Pacific Corp.	4,494	1,024,812
Industrial Conglomerates — 1.6%
Honeywell International Inc.	3,619	817,496

Total Industrials		2,589,738
Information Technology — 15.6%
Communications Equipment — 1.2%
Cisco Systems Inc.	10,461	619,291
Semiconductors & Semiconductor Equipment — 4.7%
Broadcom Inc.	8,220	1,905,725
Texas Instruments Inc.	2,581	483,963
Total Semiconductors & Semiconductor Equipment		2,389,688
Software — 7.3%
Microsoft Corp.	4,632	1,952,388
Oracle Corp.	6,019	1,003,006
SAP SE, ADR	3,113	766,452
Total Software		3,721,846
Technology Hardware, Storage & Peripherals — 2.4%
Apple Inc.	4,779	1,196,757

Total Information Technology		7,927,582
Materials — 8.4%
Chemicals — 4.5%
Air Products & Chemicals Inc.	2,317	672,023
Linde PLC	2,818	1,179,812
PPG Industries Inc.	3,747	447,579
Total Chemicals		2,299,414
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

 ClearBridge Dividend Strategy ESG ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Construction Materials — 2.2%
	Vulcan Materials Co.	4,317	$1,110,462
Metals & Mining — 1.7%
	Freeport-McMoRan Inc.	13,221	503,456
	Nucor Corp.	2,981	347,912
Total Metals & Mining			851,368

Total Materials			4,261,244
Real Estate — 4.4%
Residential REITs — 1.9%
	AvalonBay Communities Inc.	4,360	959,069
Specialized REITs — 2.5%
	American Tower Corp.	4,362	800,035
	Public Storage	1,600	479,104
Total Specialized REITs			1,279,139

Total Real Estate			2,238,208
Utilities — 6.1%
Electric Utilities — 1.4%
	Edison International	8,723	696,444
Multi-Utilities — 4.7%
	DTE Energy Co.	5,350	646,013
	Sempra	19,952	1,750,189
Total Multi-Utilities			2,396,202

Total Utilities			3,092,646
Total Common Stocks (Cost — $39,615,039)			49,034,057
		Shares/Units
Master Limited Partnerships — 1.3%
Independent Power and Renewable Electricity Producers — 1.3%
Brookfield Renewable Partners LP (Cost — $781,965)		29,684	676,498
Total Investments before Short-Term Investments (Cost — $40,397,004)			49,710,555
	Rate	Shares
Short-Term Investments — 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $1,054,074)	4.298%	1,054,074	1,054,074 (a)
Total Investments — 99.9% (Cost — $41,451,078)			50,764,629
Other Assets in Excess of Liabilities — 0.1%			31,686
Total Net Assets — 100.0%			$50,796,315

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.5%
Communication Services — 10.9%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$18 *(a)(b)
Entertainment — 3.9%
Netflix Inc.	17,393	15,502,729 *
Interactive Media & Services — 7.0%
Alphabet Inc., Class A Shares	42,662	8,075,916
Meta Platforms Inc., Class A Shares	34,468	20,181,359
Total Interactive Media & Services		28,257,275

Total Communication Services		43,760,022
Consumer Discretionary — 11.6%
Automobiles — 2.0%
Tesla Inc.	19,582	7,907,995 *
Broadline Retail — 8.1%
Amazon.com Inc.	146,947	32,238,702 *
Hotels, Restaurants & Leisure — 1.5%
Airbnb Inc., Class A Shares	30,200	3,968,582 *
Starbucks Corp.	23,340	2,129,775
Total Hotels, Restaurants & Leisure		6,098,357

Total Consumer Discretionary		46,245,054
Consumer Staples — 2.4%
Beverages — 1.2%
Monster Beverage Corp.	90,922	4,778,860 *
Consumer Staples Distribution & Retail — 1.2%
Target Corp.	36,875	4,984,763

Total Consumer Staples		9,763,623
Financials — 11.2%
Capital Markets — 2.6%
Intercontinental Exchange Inc.	24,184	3,603,658
S&P Global Inc.	13,737	6,841,438
Total Capital Markets		10,445,096
Financial Services — 7.2%
PayPal Holdings Inc.	94,763	8,088,022 *
Visa Inc., Class A Shares	64,774	20,471,175
Total Financial Services		28,559,197
Insurance — 1.4%
Marsh & McLennan Cos. Inc.	27,058	5,747,390

Total Financials		44,751,683
Health Care — 12.6%
Health Care Equipment & Supplies — 4.5%
Alcon AG	53,290	4,523,788
Intuitive Surgical Inc.	15,423	8,050,189 *
Stryker Corp.	15,213	5,477,441
Total Health Care Equipment & Supplies		18,051,418
Health Care Providers & Services — 2.6%
UnitedHealth Group Inc.	20,123	10,179,421
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 2.3%
ICON PLC	8,400	$1,761,564 *
Thermo Fisher Scientific Inc.	14,418	7,500,676
Total Life Sciences Tools & Services		9,262,240
Pharmaceuticals — 3.2%
Eli Lilly & Co.	8,046	6,211,512
Novo Nordisk A/S, ADR	16,700	1,436,534
Zoetis Inc.	32,152	5,238,525
Total Pharmaceuticals		12,886,571

Total Health Care		50,379,650
Industrials — 8.3%
Electrical Equipment — 2.0%
Eaton Corp. PLC	23,563	7,819,853
Ground Transportation — 2.8%
Uber Technologies Inc.	89,681	5,409,558 *
Union Pacific Corp.	25,519	5,819,353
Total Ground Transportation		11,228,911
Industrial Conglomerates — 1.5%
Honeywell International Inc.	27,086	6,118,456
Trading Companies & Distributors — 2.0%
W.W. Grainger Inc.	7,763	8,182,590

Total Industrials		33,349,810
Information Technology — 37.1%
IT Services — 1.5%
Accenture PLC, Class A Shares	16,760	5,896,000
Semiconductors & Semiconductor Equipment — 13.1%
ASML Holding NV, Registered Shares	9,117	6,318,810
NVIDIA Corp.	283,002	38,004,339
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,879	7,875,704
Total Semiconductors & Semiconductor Equipment		52,198,853
Software — 17.1%
Adobe Inc.	9,101	4,047,033 *
Intuit Inc.	11,417	7,175,584
Microsoft Corp.	66,478	28,020,477
Palo Alto Networks Inc.	55,886	10,169,017 *
Salesforce Inc.	34,862	11,655,412
Workday Inc., Class A Shares	28,366	7,319,279 *
Total Software		68,386,802
Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	86,918	21,766,006

Total Information Technology		148,247,661
Materials — 1.6%
Chemicals — 1.6%
Sherwin-Williams Co.	18,348	6,237,035

Real Estate — 1.8%
Specialized REITs — 1.8%
Equinix Inc.	7,863	7,413,944
Total Investments before Short-Term Investments (Cost — $272,330,202)		390,148,482
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2024
 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $9,918,348)	4.298%	9,918,348	$9,918,348 (c)
Total Investments — 100.0% (Cost — $282,248,550)			400,066,830
Liabilities in Excess of Other Assets — (0.0)%††			(98,835)
Total Net Assets — 100.0%			$399,967,995

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Dividend Strategy ESG ETF (“Dividend Strategy ESG ETF”) and ClearBridge Large Cap Growth ESG ETF (“Large Cap Growth ESG ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

ClearBridge ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Dividend Strategy ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$49,034,057	—	—	$49,034,057
Master Limited Partnerships	676,498	—	—	676,498
Total Long-Term Investments	49,710,555	—	—	49,710,555
Short-Term Investments†	1,054,074	—	—	1,054,074
Total Investments	$50,764,629	—	—	$50,764,629

†	See Schedule of Investments for additional detailed categorizations.
Large Cap Growth ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$43,760,004	—	$18	$43,760,022
Other Common Stocks	346,388,460	—	—	346,388,460
Total Long-Term Investments	390,148,464	—	18	390,148,482
Short-Term Investments†	9,918,348	—	—	9,918,348
Total Investments	$400,066,812	—	$18	$400,066,830

†	See Schedule of Investments for additional detailed categorizations.

ClearBridge ETFs 2024 Quarterly Report